Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
Beginning balance at January 1, 2013	$41
Additions for tax positions related to the current period	23
Ending balance at September 30, 2013	$64

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	December 31,
	2013	2012
U.S.	$4,491	$(1,445)
Foreign	-	-
	$4,491	$(1,445)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
	2013	2012
Current benefit	$(38)	$(24)
Deferred benefit	(9,803)	-
	$(9,841)	$(24)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
	2013	2012
Federal tax benefit at statutory rate	$1,384	$(491)
Change in valuation allowance	(20,960)	(5,600)
Other	67	(2,192)
State income taxes rate differential	-	(23)
Net change in uncertain tax positions	-	(21)
Write off of expired deferred tax assets	10,080	8,303
Provision related to non-controlling interest	(412)	-
Total income tax benefit	$(9,841)	$(24)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2013	2012
Deferred tax assets
Credit carryforward	$2,660	$6,091
Stock based compensation	287	241
Other	59	553
Net operating losses	146,637	153,914

Gross deferred tax assets	149,643	160,799
Valuation allowance	(139,840)	(160,799)
Net deferred tax assets	$9,803	$-

Summary of Income Tax Contingencies [Table Text Block]
	2013	2012
Balance as of January 1	$41	$63
Additions for tax positions related to the current year	-	2
Additions for tax positions related to prior years	-	-
Reductions for tax positions of prior years due to lapse of statute of limitation	(41)	(24)
Settlements	-	-
Balance as of December 31	$-	$41